LOANS, NET - Schedule of Maturity and Payment Due for Gross Direct Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Outstanding loans [Abstract]
Direct loans, gross	S/ 143,807,972	S/ 138,889,113
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	4,821,126	5,430,132
Total	148,629,098	144,319,245
From 1 to 3 months
Outstanding loans [Abstract]
Direct loans, gross	33,318,459	31,363,434
From 3 months to 1 year
Outstanding loans [Abstract]
Direct loans, gross	39,713,962	37,349,571
From 1 to 3 years
Outstanding loans [Abstract]
Direct loans, gross	30,472,885	29,185,013
From 3 to 5 years
Outstanding loans [Abstract]
Direct loans, gross	14,738,099	13,319,494
From 5 to 15 years
Outstanding loans [Abstract]
Direct loans, gross	24,092,636	25,578,139
More than 15 years
Outstanding loans [Abstract]
Direct loans, gross	1,471,931	2,093,462
Up to 3 months
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	747,943	1,046,337
Up to 3 months
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	S/ 4,073,183	S/ 4,383,795